Discontinued operations - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 30,621	$ 21,743	$ 13,164
Hong Kong
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	14,266	8,964	13,164
United Kingdom
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	2,780	2,270	0
Goods transferred at a point in time
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	3,967	0	0
Services transferred at a point in time
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	25,052	21,743	13,164
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	97	13,462	262,597
Discontinued operations [member] | Hong Kong
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	97	12,916	197,770
Discontinued operations [member] | United Kingdom
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	0	546	64,827
Discontinued operations [member] | Prevention and Diagnostics - discontinued operation
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	97	13,462	262,597
Discontinued operations [member] | Goods transferred at a point in time
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	0	1,415	29,427
Discontinued operations [member] | Services transferred at a point in time
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 97	$ 12,047	$ 233,170